Balanced Portfolio
PORTFOLIO OF INVESTMENTS   June 30, 1998
(Unaudited)

Issuer                                              Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 59.7%
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- 6.7%
--------------------------------------------------------------------------------
Barrick Gold Corp.                                  111,000         $  3,146,400
Crown Cork & Seal Inc.                               31,000            1,472,500
E. I. du Pont de Nemours & Co.                       58,300            4,350,638
Mead Corp.                                           75,900            2,409,825
Premark International Inc.                           25,500              822,375
Union Pacific Corp.                                  72,700            3,207,888
Weyerhauser Co.                                      48,500            2,240,093
                                                                    ------------
                                                                      17,649,719
                                                                    ------------
CONSUMER DURABLES -- 3.8%
--------------------------------------------------------------------------------
American Home Products Corp.                         60,800            2,129,813
Goodyear Tire and Rubber                             58,300            3,756,706
Meritor Automotive Inc.                             142,700            3,424,800
Sunbeam Corp.                                        81,800              848,675
                                                                    ------------
                                                                      10,159,994
                                                                    ------------
CONSUMER NON-DURABLES -- 1.8%
--------------------------------------------------------------------------------
Federated Department Stores Inc.*                    61,000            3,282,563
Toys "R" Us Inc.*                                    57,800            1,361,912
                                                                    ------------
                                                                       4,644,475
                                                                    ------------
CONSUMER SERVICES -- 7.4%
--------------------------------------------------------------------------------
AT&T Corp.                                          114,300            6,529,388
Bell Atlantic Corp.                                  83,000            3,786,875
Bellsouth Corp.                                      47,500            3,188,437
McDonalds Corp.                                      46,900            3,236,100
SBC Communications Inc.                              75,500            3,020,000
                                                                    ------------
                                                                      19,760,800
                                                                    ------------
ELECTRONICS/TECHNICAL SERVICES -- 6.5%
--------------------------------------------------------------------------------
3COM Corp.                                          118,000            3,621,125
Compaq Computer Corp.                                60,000            1,702,500
Hewlett Packard Co.                                  27,100            1,622,613
Intel Corp.                                          20,000            1,482,500
International Business Machines                      14,400            1,653,300
Parker Hannifin Corp.                                88,200            3,362,625
Sun Microsystems Inc.                                79,900            3,470,656
                                                                    ------------
                                                                      16,915,319
                                                                    ------------
FINANCE -- 15.5%
--------------------------------------------------------------------------------
Bankers Trust Corp.                                  20,100            2,332,856
Burlington Resources Inc.                            83,500            3,595,719
Chase Manhattan Corp.                                87,600            6,613,800
Comed Financing                                      30,000              763,125
Everest Reinsurance Holdings                        114,900            4,416,469
Federated Investment Inc.                            46,470              859,695
Franklin Resources Inc.                              37,200            2,008,800
J. P. Morgan Co. Inc.                                31,400            3,677,725
Lehman Brothers Holdings Inc.                        71,800            5,568,987
Nationsbank Corp.                                    62,400            4,773,600
Safeco Corp.                                        108,000            4,900,500
Washington Mutual Inc.                               38,400            1,668,000
                                                                    ------------
                                                                      41,179,276
                                                                    ------------
HEALTH SERVICES/TECHNOLOGY -- 1.5%
--------------------------------------------------------------------------------
Oxford Health Plans Inc.*                           119,800            1,834,438
Wellpoint Health Networks Inc.*                      30,800            2,279,200
                                                                    ------------
                                                                       4,113,638
                                                                    ------------
INDUSTRIAL SERVICES -- 1.6%
--------------------------------------------------------------------------------
USA Waste Services Inc.                              85,000            4,196,875
                                                                    ------------
PRODUCER MANUFACTURING -- 11.4%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                   42,500            2,308,281
American Electric Power Inc.                         41,000            1,860,375
Cinergy Corp.                                        56,300            1,970,500
Deere & Co.                                          60,570            3,202,639
Diamond Offshore Drilling Inc.                       74,200            2,968,000
Entergy Corp.                                        70,500            2,026,875
Exxon Corp.                                          59,200            4,221,700
Halliburton Co.                                     104,000            4,634,500
Mobil Corp.                                          54,300            4,160,737
Santa Fe International Corp.                         98,400            2,976,600
                                                                    ------------
                                                                      30,330,207
                                                                    ------------
MISCELLANEOUS -- 3.5%
--------------------------------------------------------------------------------
Lucasvarsity PLC                                     59,500            2,368,844
Martin Marietta Materials Inc.                       69,100            3,109,500
Raytheon Co.                                         67,170            3,971,426
                                                                    ------------
                                                                       9,449,770
                                                                    ------------
TOTAL COMMON STOCK
  (Identified Cost $148,617,755)                                     158,400,073
                                                                    ------------

                                                PRINCIPAL
ISSUER                                            AMOUNT              VALUE
--------------------------------------------------------------------------------
FIXED INCOME -- 38.6%
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 4.2%
--------------------------------------------------------------------------------
Aames Mortgage Trust 6.59% due 6/15/24           $1,040,000         $  1,051,846
Contimortgage Home Equity Loan
  6.28% due 1/15/13                               1,000,000            1,000,310
  6.13% due 3/15/13                               1,100,000            1,100,660
  6.57% due 3/15/23                               1,000,000            1,003,600
  6.87% due 3/15/24                               1,040,000            1,061,496
Green Tree Financial Corp.
  8.05% due 10/15/27                              3,500,000            3,825,920
IMC Home Equity Loan
  6.16% due 5/20/14                               2,000,000            2,000,000
                                                                    ------------
                                                                      11,043,832
                                                                    ------------
DOMESTIC CORPORATIONS -- 9.8%
--------------------------------------------------------------------------------
Allied Signal Inc.
  6.20% due 2/01/08                                 825,000              833,225
Associates Corp. N.A
  5.96% due 5/15/37                               1,750,000            1,814,015
Atlantic City Electric Co.
  7.01% due 8/23/02                               1,380,000            1,432,840
BB & T Corp.
  6.375% due 6/30/05                              1,120,000            1,118,566
Century Telecommunications Enterprises Inc.
  6.30% due 1/15/08                               1,000,000              985,910
Computer Associates
  International Inc.
  6.375% due 4/15/05                              1,300,000            1,291,940
Conseco Inc.
  6.40% due 6/15/01                               1,145,000            1,144,267
Dayton Hudson Corp.
  5.95% due 6/15/00                                 585,000              584,795
Donaldson Lufkin
  & Jenrette
  6.50% due 6/01/08                                 660,000              659,947
Equitable Life Assurance
  6.95% due 12/01/05                              1,375,000            1,427,429
Ford Motor Co.
  6.625% due 2/15/28                              1,000,000            1,000,830
GTE Corp.
  6.36% due 4/15/06                              $1,145,000         $  1,139,584
Household Financial Corp.
  6.40% due 6/17/08                                 600,000              599,783
Lehman Brothers Holding Inc.
  6.15% due 3/15/00                                 500,000              501,165
  6.00% due 2/26/01                                 500,000              499,035
MCI Communications Corp
  6.125% due 4/15/12                              1,125,000            1,120,815
Merrill Lynch & Co. Inc.
  6.00% due 2/12/03                                 395,000              393,467
Norfolk Southern Corp.
  7.35% due 5/15/07                               1,000,000            1,072,850
Occidental Petroleum Corp
  6.40% due 4/01/03                               1,070,000            1,067,849
Pacificorp
  6.375% due 5/15/08                                435,000              437,534
Petroleum Geographical Services
  6.625% due 3/30/08                                735,000              736,323
Philadelphia Electric Company
  7.125% due 9/01/023                                70,000              381,711
  6.625% due 3/01/03                                715,000              726,040
Raytheon Co.
  5.95% due 3/15/01                                 240,000              239,107
  6.30% due 3/15/05                                 360,000              361,602
Sears Roebuck Acceptance Corp.
  6.00% due 3/20/03                                 965,000              955,784
Sony Corp.
  6.125% due 3/04/03                              1,070,000            1,072,493
Suntrust Banks Inc.
  6.00% due 1/15/28                                 975,000              959,567
Union Pacific Resource Group Inc.
  6.50% due 5/15/05                               1,475,000            1,463,805
                                                                    ------------
                                                                      26,022,278
                                                                    ------------
MORTGAGE OBLIGATIONS -- 10.2%
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.3%
--------------------------------------------------------------------------------
Asset Securitization Corp.
  Series 95
  7.384% due 8/13/29                             $2,500,000         $  2,674,609
Asset Securitization Corp.
  Series 97
  6.85% due 2/14/41                                 600,000              630,732
Country Wide Mortgage Backed Securities
  7.50% due 9/25/14                                 855,535              858,204
Federal Home Loan Mortgage Corp.
  6.00% due 1/01/99                               1,000,000              975,625
GMAC Commercial Mortgage
  6.83% due 12/15/03                              2,142,752            2,185,942
J. P. Morgan Co. Inc.
  6.373% due 1/15/30                                750,171              758,361
Lehman Brothers First Union
  6.479% due 3/18/04                                942,198              951,517
Merrill Lynch Mortgage Co.
  6.95% due 6/18/29                               1,354,552            1,397,803
Morgan Stanley Capital Investment Inc.
  6.44% due 11/15/02                              1,105,000            1,121,763
Nomura Asset Securitization Corp.
  8.15% due 3/04/20                               2,000,000            2,178,120
Residential Asset Securitization Trust
  7.00% due 2/25/08                                 910,881              915,718
Structured Asset Securities Corp.
  6.79% due 6/12/04                               1,872,008            1,928,636
                                                                    ------------
                                                                      16,577,030
                                                                    ------------
MORTGAGE BACKED SECURITIES/PASSTHROUGHS -- 2.4%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  8.50% due 6/01/01                              $   13,121         $     13,308
  9.50% due 2/01/01                                   6,846                7,028
Federal National Mortgage Association
  6.50% due 12/01/99                              3,000,000            3,018,750
  7.50% due 10/01/25                                238,292              244,473
  7.50% due 11/01/25                              2,930,523            3,006,541
  9.00% due 11/01/01                                 10,145               10,349
                                                                    ------------
                                                                       6,300,449
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.5%
--------------------------------------------------------------------------------
  7.25% due 10/16/22                              4,049,782            4,081,411
                                                                    ------------
Total Mortgage Obligations                                            26,958,890
                                                                    ------------
YANKEE BONDS -- 1.5%
--------------------------------------------------------------------------------
Embotelladora Andina SA
  7.00% due 10/01/07                                810,000              773,064
Interamerica Development Bank
  6.95% due 8/01/26                               2,000,000            2,255,480
Ontario Province, Canada
  7.00% due 8/04/05                               1,045,000            1,106,394
                                                                    ------------
                                                                       4,134,938
                                                                    ------------
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS -- 12.9%
--------------------------------------------------------------------------------
UNITED STATES TREASURY BONDS -- 5.3%
--------------------------------------------------------------------------------
  6.250% due 8/15/23                              5,000,000            5,353,100
  6.625% due 2/15/27                              6,750,000            7,622,235
  6.375% due 8/15/27                              1,000,000            1,098,120
                                                                    ------------
                                                                      14,073,455
                                                                    ------------
UNITED STATES TREASURY NOTES -- 6.9%
--------------------------------------------------------------------------------
  6.00% due 6/30/99                               8,825,000            8,867,713
  5.875% due 11/15/99                               170,000              170,770
  6.625% due 6/30/01                              5,300,000            5,454,866
  6.625% due 4/30/02                              2,500,000            2,591,800
  6.50% due 10/15/06                              1,250,000            1,327,338
                                                                    ------------
                                                                      18,412,487
                                                                    ------------
UNITED STATES AGENCY OBLIGATIONS -- 0.7%
--------------------------------------------------------------------------------
Tennessee Valley Authority
  5.88% due 4/01/36                              $1,750,000         $  1,819,423
                                                                    ------------
Total United States Government & Agency
  Obligations                                                         34,305,365
                                                                    ------------
Total Fixed Income (Identified Cost
  $99,883,630)                                                       102,465,303
                                                                    ------------
SHORT-TERM OBLIGATIONS -- 1.1%
--------------------------------------------------------------------------------
FCC National Bank
  5.68% due 6/03/99                                                    2,000,220
State Street Bank Repurchase
  Agreement 2.00% due 7/01/98,
  proceeds at maturity $910,051
  (collateralized by $895,000
  U.S. Treasury Notes
  5.875% due 1/31/99
  valued at $919,613)                                                    910,000
United States Treasury Bills
  4.97% due 9/10/98                                                       19,808
  5.02% due 9/10/98                                                        9,903
                                                                    ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified Cost $2,938,467)                                         2,939,931
                                                                    ------------
TOTAL INVESTMENTS
  (Identified Cost $251,439,852)                       99.4%         263,805,307

OTHER ASSETS
  LESS LIABILITIES                                      0.6%           1,559,911
                                                      -----         ------------
NET ASSETS                                            100.0%        $265,365,218
                                                      =====         ============

--------------------------------------------------------------------------------
FUTURES CONTRACTS
--------------------------------------------------------------------------------
Futures contracts which were open at June 30, 1998 are as follows:

                                           AGGREGATE
                                NUMBER        FACE
                                  OF        VALUE OF    EXPIRATION    UNREALIZED
CONTRACTS                      CONTRACTS    CONTRACTS      DATE        GAIN/LOSS
--------------------------------------------------------------------------------
U. S. Treasury
  5-year                                                September
  Bond (Sell)                     26       $2,600,000      1998         $7,071

*Non-income producing

See notes to financial statements

BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $251,439,852)     $263,805,307
Cash                                                                        753
Receivable for investments sold                                      10,399,414
Dividends and interest receivable                                     1,688,735
Receivable for daily variation on future contracts                        3,656
--------------------------------------------------------------------------------
    Total assets                                                    275,897,865
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    10,408,498
Payable to affiliates--Investment advisory fees (Note 2)                 86,275
Accrued expenses and other liabilities                                   37,874
--------------------------------------------------------------------------------
    Total liabilities                                                10,532,647
--------------------------------------------------------------------------------
Net Assets                                                         $265,365,218
-------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $265,365,218
-------------------------------------------------------------------------------


BALANCED PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                $3,223,770
Dividends                                                1,315,662
--------------------------------------------------------------------------------
  Total investment income                                           $ 4,539,432
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)                          518,258
Administrative fees (Note 3)                               64,783
Expense fees (Note 6)                                      129,454
--------------------------------------------------------------------------------
  Total expenses                                                        712,495
--------------------------------------------------------------------------------
Net investment income                                                 3,826,937
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions and
  futures contracts                                                  33,838,770
Net change in unrealized appreciation (depreciation)
  of investments and futures contracts                              (17,716,140)
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
    futures contracts                                                16,122,630
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $19,949,567
--------------------------------------------------------------------------------

See notes to financial statements

BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS
                                                                ENDED
                                                               JUNE 30,      YEAR ENDED
                                                                 1998       DECEMBER 31,
                                                             (Unaudited)       1997
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                        $  3,826,937   $  7,239,807
Net realized gain from investment transactions
  and futures contracts                                        33,838,770     34,083,761
Net change in unrealized appreciation (depreciation)
  of investments and futures contracts                        (17,716,140)     6,996,049
----------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                              19,949,567     48,319,617
----------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                     6,587,046      7,417,240
Value of withdrawals                                          (12,365,731)   (52,068,589)
----------------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                                    (5,778,685)   (44,651,349)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                     14,170,882      3,668,268
----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                           251,194,336    247,526,068
----------------------------------------------------------------------------------------
End of period                                                $265,365,218   $251,194,336
----------------------------------------------------------------------------------------

BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

                          SIX MONTHS                                             MAY 1, 1994
                             ENDED                                              (COMMENCEMENT
                           JUNE 30,             YEAR ENDED DECEMBER 31,       OF OPERATIONS) TO
                             1998        ------------------------------------    DECEMBER 31,
                          (Unaudited)      1997          1996           1995        1994
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)          $265,365      $251,194      $247,526      $251,519      $228,948
Ratio of expenses to
  average net assets          0.55%*        0.55%         0.55%         0.53%         0.51%*
Ratio of net investment
  income to average net
  assets                      2.95%*        2.90%         3.50%         3.69%         3.53%*
Portfolio turnover             102%          134%          241%          210%          105%
-------------------------------------------------------------------------------------------
  *Annualized

See notes to financial statements

Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Balanced Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income is recorded on the ex-dividend date.
   C. U.S. Federal Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.
   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   F. TBA Purchase Commitments The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.
   Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.
   G. Futures Contracts The Portfolios may engage in futures transactions. The Portfolios may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. The underlying value of a futures contract is incorporated within unrealized appreciation/depreciation in the Portfolio of Investments under the caption "Futures Contracts". Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.
   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.
   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.
   H. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $518,258 for the six months ended June 30, 1998. The investment advisory fees are computed at the annual rate of 0.40% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $64,783 for the six months ended June 30, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $261,815,831 and $262,795,847, respectively, for the six months ended June 30, 1998. Purchases and sales of U.S. Government securities aggregated to $18,400,344 and $20,547,220, respectively.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $251,439,852
--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $ 17,095,152
Gross unrealized depreciation                                        (4,729,697)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 12,365,455
--------------------------------------------------------------------------------

6. EXPENSE FEES SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.
   The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.55% of average daily net assets.

7. LINE OF CREDIT The Portfolio, along with the other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1998, the commitment fee allocated to the Portfolio was $473. Since the line of credit was established, there have been no borrowings.